Income Taxes - Schedule of Income Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total income (loss) before income taxes	$ (3,868,741)	$ 677,555	$ (131,034)
PRC [Member]
Total income (loss) before income taxes	(2,342,102)	2,371,708	1,081,102
Hong Kong [Member]
Total income (loss) before income taxes	(38,574)	(28,177)	(3,630,749)
BVI [Member]
Total income (loss) before income taxes	$ (1,488,065)	$ (1,665,976)	$ 2,418,613